24. Benefit plans (Details 4) $ in Thousands	Dec. 31, 2017 ARS ($)
Discount Rate 4%
SummaryOfBenefitPlansLineItems [Line Items]
Obligation	$ 388,877
Variation	$ 33,906
Percent	10.00%
Discount Rate 6%
SummaryOfBenefitPlansLineItems [Line Items]
Obligation	$ 326,052
Variation	$ (28,919)
Percent	(8.00%)
Salary Increase 0%
SummaryOfBenefitPlansLineItems [Line Items]
Obligation	$ 324,763
Variation	$ (30,208)
Percent	(9.00%)
Salary Increase 2%
SummaryOfBenefitPlansLineItems [Line Items]
Obligation	$ 389,912
Variation	$ 3,941
Percent	10.00%